Commitments and contingencies (FY) (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments Due Under Noncancellable Operating Leases
The future minimum lease payments, including interest, due under noncancellable leases as of December 31, 2016 are shown below (in millions):

Year Ended December 31,	Minimum Operating Lease Payments	Minimum Capital Lease Payments
2017	$59.3	$12.1
2018	52.8	12.1
2019	39.7	3.2
2020	33.5	0.1
2021	28.0	—
Thereafter	59.3	—
Total	$272.6	$27.5

Future Minimum Lease Payments Due Under Noncancellable Capital Leases
The future minimum lease payments, including interest, due under noncancellable leases as of December 31, 2016 are shown below (in millions):

Year Ended December 31,	Minimum Operating Lease Payments	Minimum Capital Lease Payments
2017	$59.3	$12.1
2018	52.8	12.1
2019	39.7	3.2
2020	33.5	0.1
2021	28.0	—
Thereafter	59.3	—
Total	$272.6	$27.5

Summary of Future Purchase Commitments
These future purchase commitments as of December 31, 2016 are summarized below (in millions):

Year Ended December 31,	Future Purchase Commitments
2017	$157.1
2018	33.9
2019	12.8
2020	1.5
2021	—
Thereafter	—
Total	$205.3